CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share capital and premium	Other reserves	Retained earnings	Equity attributable to owners of parent	Other equity interest	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2018		£ 24,835	£ 13,210	£ 5,389	£ 43,434	£ 6,491	£ 274	£ 50,199
Comprehensive income
(Loss) profit for the period				1,942	1,942	251	32	2,225
Post-retirement defined benefit scheme remeasurements, net of tax				(129)	(129)			(129)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			(159)		(159)			(159)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares			13		13			13
Gains and losses attributable to own credit risk, net of tax				(221)	(221)			(221)
Movements in cash flow hedging reserve, net of tax			687		687			687
Currency translation differences (tax: nil)			1		1			1
Total other comprehensive income			542	(350)	192			192
Total comprehensive income			542	1,592	2,134	251	32	2,417
Transactions with owners
Dividends				(1,523)	(1,523)		(91)	(1,614)
Distributions on other equity instruments, net of tax						(251)		(251)
Issue of ordinary shares		90			90			90
Share buyback		(113)	113	(879)	(879)			(879)
Redemption of preference shares		3	(3)
Issue of other equity instruments				(1)	(1)	396		395
Redemption of other equity instruments						(1,481)		(1,481)
Movement in treasury shares				71	71			71
Value of employee services:
Share option schemes				34	34			34
Other employee award schemes				88	88			88
Changes in non-controlling interests							(14)	(14)
Total transactions with owners		(20)	110	(2,210)	(2,120)	(1,336)	(105)	(3,561)
Realised gains and losses on equity shares held at fair value through other comprehensive income			2	(2)
Ending Balance at Jun. 30, 2019		24,815	13,864	4,769	43,448	5,406	201	49,055
Comprehensive income
(Loss) profit for the period				517	517	215	49	781
Post-retirement defined benefit scheme remeasurements, net of tax				(988)	(988)			(988)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			3		3			3
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares			(1)		(1)			(1)
Gains and losses attributable to own credit risk, net of tax				(85)	(85)			(85)
Movements in cash flow hedging reserve, net of tax			(234)		(234)			(234)
Currency translation differences (tax: nil)			(13)		(13)			(13)
Total other comprehensive income			(245)	(1,073)	(1,318)			(1,318)
Total comprehensive income			(245)	(556)	(801)	215	49	(537)
Transactions with owners
Dividends				(789)	(789)		(47)	(836)
Distributions on other equity instruments, net of tax						(215)		(215)
Issue of ordinary shares		17			17			17
Share buyback		(76)	76	(216)	(216)			(216)
Issue of other equity instruments				(2)	(2)	500		498
Movement in treasury shares				(74)	(74)			(74)
Value of employee services:
Share option schemes				37	37			37
Other employee award schemes				77	77			77
Total transactions with owners		(59)	76	(967)	(950)	285	(47)	(712)
Ending Balance at Dec. 31, 2019		24,756	13,695	3,246	41,697	5,906	203	47,806
Comprehensive income
(Loss) profit for the period				(234)	(234)	234	19	19
Post-retirement defined benefit scheme remeasurements, net of tax				514	514			514
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			(109)		(109)			(109)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares			(62)		(62)			(62)
Gains and losses attributable to own credit risk, net of tax				(2)	(2)			(2)
Movements in cash flow hedging reserve, net of tax			458		458			458
Currency translation differences (tax: nil)			28		28			28
Total other comprehensive income			315	512	827			827
Total comprehensive income	[1]		315	278	593	234	19	846
Transactions with owners
Distributions on other equity instruments, net of tax						(234)		(234)
Issue of ordinary shares	[2]	176			176			176
Movement in treasury shares				221	221			221
Value of employee services:
Share option schemes				12	12			12
Other employee award schemes				35	35			35
Total transactions with owners		176		268	444	(234)		210
Ending Balance at Jun. 30, 2020		£ 24,932	£ 14,010	£ 3,792	£ 42,734	£ 5,906	£ 222	£ 48,862

[1]	Total comprehensive income attributable to owners of the parent for the half-year to 30 June 2020 was £827 million (half-year to 30 June 2019: £2,385 million; half-year to 31 December 2019: a deficit of £586 million).
[2]	During the half-year to 30 June 2020, 709 million shares (half-year to 30 June 2019: 725 million shares; half-year to 31 December 2019: 51 million shares) were issued in respect of employee share schemes